............................
                                                           OMB APPROVAL
                                                  ............................
                                                  OMB NUMBER:        3235-0006
                                                  EXPIRES:    OCTOBER 31, 2000
                                                  ESTIMATED AVERAGE
                                                  BURDEN HOURS PER
                                                  RESPONSE................24.7
                                                  ............................

                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                               Form 13F COVER PAGE

          Report for the Calendar Year or Quarter Ended: March 31, 2001 Check here if Amendment [ ]; Amendment Number:_______________

                        This Amendment (Check only one.):
                            [_]  is a restatement.
                            [_]  adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:             Investor AB
Address:          Arsenalsgatan 8C, S-103, 32
                  Stockholm, Sweden

Form 13F File Number:  28-03431

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:                   Mr. Michael Oporto                    Mr. Henry Gooss
Title:                  Attorney-in-Fact                      Attorney-in-Fact
Phone:                  (212) 515-9000                        (212) 515-9000

Signature, Place, and Date of Signing:

  /s/  Michael Oporto      New York, New York              May 15, 2001
---------------------      -----------------------         ------------
(Signature)                (City, State)                   (Date)

  /s/  Henry Gooss         New York, New York              May 15, 2001
------------------         -----------------------         ------------
(Signature)                (City, State)                   (Date)

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F Summary Page

                                 Report Summary:



Number of Other Included Managers:

         5

Form 13F Information Table Entry Total:

         24

Form 13F Information Table Value Total:

         $6,126,997 (thousands)



List of Other Included Managers:

                    Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. If there are no entries in this list, state "NONE" and omit the column headings and list entries.


No.                   Form 13F File Number            Name
---                   --------------------            ----
1.                    Not Known                       Investor Trading AB
2.                    Not Known                       Investor Growth Capital Limited
3.                    Not Known                       Investor Group, LP
4.                    Not Known                       Duba AB
5.                    Not Known                       Investor Investment Novare Limited

                                                             INVESTOR AB
                                                     FORM 13F INFORMATION TABLE
                                                           MARCH 31, 2001

                                                                   Shares or                                    Voting Authority
                                                       Value      Principal   SH/  PUT/   Investment  Other
Name of Issuer            Title of Class    CUSIP    (X$1000)      Amount     PRN  CALL   Discretion  Managers  Sole    Shared  None
Aktiebolagett Electrolux   Spons ADR      010198208     279,024    10,430,800 SH             Sole            10,430,800
Aktiebolagett Electrolux   Spons ADR      010198208       1,779        66,500 SH           Defined    1          66,500
Amkor Technology Inc.         COM         031652100      16,313     1,000,000 SH           Defined    2       1,000,000
Astrazeneca PLC            Spons ADR      046353108   4,587,890    95,085,810 SH             Sole            95,085,810
Axcan Pharma Inc.             COM         054923107      31,250     3,333,334 SH           Defined  2,3       3,333,334
Barrick Gold Corp.            COM         067901108       2,144       150,000 SH           Defined    1         150,000
Compaq Computer Corp.         COM         204493100       4,550       250,000 SH           Defined    1         250,000
Edison Schools Inc.           CL A        281033100      40,101     1,980,286 SH           Defined    4       1,980,286
Ericsson L M Tel Co.       ADR CL B       294821400     704,924   126,018,800 SH             Sole           126,018,800
                            SEK 10
Esperion Theropeutics
Inc.                          COM         29664R106       5,542       821,022 SH           Defined    5         821,022
Homestake Mining Co.          COM         437614100       3,945       750,000 SH           Defined    1         750,000
Human Genome Sciences
Inc.                          COM         444903108       1,579        34,320 SH           Defined    4          34,320
Intrabiotics Pharma-
ceuticals                     COM         46116T100       6,641     3,125,000 SH           Defined  2,3       3,125,000
Intuitive Surgical Inc.       COM         46120E107      12,332     2,529,545 SH           Defined  2,3       2,529,545
Lucent Technologies Inc.      COM         549463107         648        65,000 SH           Defined    1          65,000
Medtronic Inc.                COM         585055106      11,929       260,810 SH           Defined  2,3         260,810
Merck & Co. Inc.              COM         589331107       1,973        26,000 SH           Defined    1          26,000
Nasdaq-100 TR             UNIT SER 1      631100104      28,164       575,000 SH           Defined    1         575,000
Newmont Mining Corp.          COM         651639106       2,418       150,000 SH           Defined    1         150,000
Placer Dome Inc.              COM         725906101       2,595       300,000 SH           Defined    1         300,000
Scania Aktiebolag         Spons ADR A     806018107     333,228    16,661,380 SH             Sole            16,661,380
Scania Aktiebolag         Spons ADR B     806018206      31,683     1,508,693 SH             Sole             1,508,693
SKF AB                    Spons ADR       784375404       7,064       500,000 SH           Defined    1         500,000
Sylvan Learning Systems
Inc                           COM         871399101       9,281       450,000 SH             Sole               450,000

Report Summary                                         $6,126,997




